Leases - Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities:
Payments of short-term and low-value leases	$ (1)	$ (1)
Interest paid	(23)	(27)	$ (35)
Cash flows used in financing activities:
Payment of lease obligations	$ (89)	$ (78)